Goodwill and Impairment Review of Goodwill - Summary of Detailed Information About Goodwill (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Balance, January 1	$ 566,270	$ 576,028
Acquisition (Note 7)	139,425
Impairment	(48,000)	0
Currency translation effects	21,682	(9,758)
Closing balance	$ 679,377	$ 566,270